Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of basic and diluted net loss per share
	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Numerator:
Net loss	$(4,945,139)	$(2,607,927)
Denominator:
Weighted average common stock outstanding, basic and diluted	26,793,745	16,246,432
Net loss per share, basic and diluted	$(0.18)	$(0.16)

Schedule of diluted net loss per share because to include them would be anti-dilutive
	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Options to purchase common stock	2,901,000	400,000
Restricted stock	7,000,000	—
Warrants to purchase Common Stock	—	7,230,822
Total shares of common stock equivalents	9,901,000	7,630,822